Note 5 - Allowance for Doubtful Accounts and Loans - Analysis of Allowance for Doubtful Accounts and Loans in Yen (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Provision for Doubtful Accounts	¥ 68,300	¥ 48,407	¥ 33,158
Other	(84)	(29)	849
Balance at End of Year	184,753	151,515	148,245
Balance at Beginning of Year	151,515	148,245	117,391
Credits Charged Off	¥ (34,978)	¥ (45,108)	¥ (3,153)